Fair Value of Assets and Liabilities	12 Months Ended
Dec. 31, 2011
Fair Value of Assets and Liabilities
Fair Value of Assets and Liabilities

6.  Fair Value of Assets and Liabilities

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available.  Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:     Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2:     Assets and liabilities whose values are based on the following:

(a)	Quoted prices for similar assets or liabilities in active markets;
(b)	Quoted prices for identical or similar assets or liabilities in markets that are not active; or
(c)	Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3:     Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Unobservable inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.

The availability of observable inputs varies by instrument.  In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment.  The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3.  In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy.  The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption.  In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy.  The first is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate.  The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.

The second situation where the Company classifies securities in Level 3 is where specific inputs significant to the fair value estimation models are not market observable.  This occurs in two primary instances.  The first relates to the Company’s use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable.  The second relates to auction rate securities (“ARS”) backed by student loans for which a key input, the anticipated date liquidity will return to this market, is not market observable.

Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, limited partnership interests, bank loans and policy loans.  Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements.  In addition, derivatives embedded in fixed income securities are not disclosed in the hierarchy as free-standing derivatives since they are presented with the host contracts in fixed income securities.

In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments.  To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies.  For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level 1 measurements

•                  Fixed income securities:  Comprise U.S. Treasuries.  Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

•                  Equity securities:  Comprise actively traded, exchange-listed U.S. and international equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

•                  Short-term:  Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

•                  Separate account assets:  Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access.  Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level 2 measurements

•                  Fixed income securities:

U.S. government and agencies:  The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

Municipal:  The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

Corporate, including privately placed:  The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.  Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data.  The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

Foreign government:  The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

RMBS and ABS:  The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads.  Certain ABS are valued based on non-binding broker quotes whose inputs have been corroborated to be market observable.

CMBS:  The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.

Redeemable preferred stock:  The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.

•                  Equity securities:  The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that are not active.

•                  Short-term:  The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.  For certain short-term investments, amortized cost is used as the best estimate of fair value.

•                  Other investments:  Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.

OTC derivatives, including interest rate swaps, foreign currency swaps, certain options and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, currency rates, and counterparty credit spreads that are observable for substantially the full term of the contract.  The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.

Level 3 measurements

•                  Fixed income securities:

Municipal:  ARS primarily backed by student loans that have become illiquid due to failures in the auction market are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, including estimates of future coupon rates if auction failures continue, the anticipated date liquidity will return to the market and illiquidity premium.  Also included are municipal bonds that are not rated by third party credit rating agencies but are rated by the National Association of Insurance Commissioners (“NAIC”).  The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads.

Corporate, including privately placed:  Primarily valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable.  Also included are equity-indexed notes which are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, such as volatility.  Other inputs include an interest rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.

RMBS, CMBS and ABS:  Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.

•                  Other investments:  Certain OTC derivatives, such as interest rate caps and floors, certain credit default swaps and certain options (including swaptions), are valued using models that are widely accepted in the financial services industry.  These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility.  Other primary inputs include interest rate yield curves and credit spreads.

•                  Contractholder funds:  Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities.  The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions.  These are categorized as Level 3 as a result of the significance of non-market observable inputs.

Assets and liabilities measured at fair value on a non-recurring basis

Mortgage loans written-down to fair value in connection with recognizing impairments are valued based on the fair value of the underlying collateral less costs to sell.  Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are valued using net asset values.

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2011:

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2011
Assets
Fixed income securities:
U.S. government and agencies	$1,614	$1,129	$--		$2,743
Municipal	--	4,305	387		4,692
Corporate	--	29,085	1,319		30,404
Foreign government	--	1,068	--		1,068
RMBS	--	2,667	47		2,714
CMBS	--	1,653	30		1,683
ABS	--	1,854	254		2,108
Redeemable preferred stock	--	15	1		16
Total fixed income securities	1,614	41,776	2,038		45,428
Equity securities	127	38	14		179
Short-term investments	46	547	--		593
Other investments:
Free-standing derivatives	--	268	1	$(103)	166
Separate account assets	6,984	--	--		6,984
Other assets	--	--	1		1
Total recurring basis assets	8,771	42,629	2,054	(103)	53,351
Non-recurring basis (1)	--	--	24		24
Total assets at fair value	$8,771	$42,629	$2,078	$(103)	$53,375
% of total assets at fair value	16.4%	79.9%	3.9%	(0.2) %	100.0%

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$--	$--	$(723)		$(723)
Other liabilities:
Free-standing derivatives	--	(96)	(89)	$60	(125)
Total liabilities at fair value	$--	$(96)	$(812)	$60	$(848)
% of total liabilities at fair value	-- %	11.3%	95.8%	(7.1) %	100.0%

(1)    Includes $19 million of mortgage loans and $5 million of other investments written-down to fair value in connection with recognizing other-than-temporary impairments.

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2010:

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2010
Assets
Fixed income securities:
U.S. government and agencies	$882	$2,612	$--		$3,494
Municipal	--	4,372	601		4,973
Corporate	--	26,890	1,760		28,650
Foreign government	--	2,257	--		2,257
RMBS	--	3,166	1,189		4,355
CMBS	--	1,059	844		1,903
ABS	--	593	1,974		2,567
Redeemable preferred stock	--	14	1		15
Total fixed income securities	882	40,963	6,369		48,214
Equity securities	137	45	29		211
Short-term investments	72	1,185	--		1,257
Other investments:
Free-standing derivatives	--	602	10	$(225)	387
Separate account assets	8,676	--	--		8,676
Other assets	--	--	1		1
Total recurring basis assets	9,767	42,795	6,409	(225)	58,746
Non-recurring basis (1)	--	--	117		117
Total assets at fair value	$9,767	$42,795	$6,526	$(225)	$58,863
% of total assets at fair value	16.6%	72.7%	11.1%	(0.4) %	100.0%

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$--	$--	$(653)		$(653)
Other liabilities:
Free-standing derivatives	--	(455)	(87)	$221	(321)
Total liabilities at fair value	$--	$(455)	$(740)	$221	$(974)
% of total liabilities at fair value	-- %	46.7%	76.0%	(22.7) %	100.0%

(1)   Includes $111 million of mortgage loans and $6 million of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011.

($ in millions)		Total realized and unrealized gains (losses) included in:
	Balance as of December 31, 2010	Net income (1)	OCI on Statement of Financial Position	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$601	$(2)	$7	$48	$(34)
Corporate	1,760	52	(35)	237	(410)
RMBS	1,189	(57)	77	–	(853)
CMBS	844	(43)	111	65	(878)
ABS	1,974	21	(65)	--	(1,470)
Redeemable preferred stock	1	--	--	--	--
Total fixed income securities	6,369	(29)	95	350	(3,645)
Equity securities	29	(5)	--	--	(10)
Other investments:
Free-standing derivatives, net	(77)	(37)	--	--	--
Other assets	1	--	--	--	--
Total recurring Level 3 assets	$6,322	$(71)	$95	$350	$(3,655)

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(653)	$(134)	$--	$--	$--
Total recurring Level 3 liabilities	$(653)	$(134)	$--	$--	$--

	Purchases	Sales	Issuances	Settlements	Balance as of December 31, 2011
Assets
Fixed income securities:
Municipal	$10	$(241)	$--	$(2)	$387
Corporate	266	(473)	--	(78)	1,319
RMBS	--	(222)	--	(87)	47
CMBS	--	(66)	--	(3)	30
ABS	146	(136)	--	(216)	254
Redeemable preferred stock	--	--	--	–	1
Total fixed income securities	422	(1,138)	--	(386)	2,038
Equity securities	1	(1)	--	–	14
Other investments:
Free-standing derivatives, net	18	--	--	8	(88)	(2)
Other assets	--	--	--	--	1
Total recurring Level 3 assets	$441	$(1,139)	$--	$(378)	$1,965

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$--	$--	$(100)	$164	$(723)
Total recurring Level 3 liabilities	$--	$--	$(100)	$164	$(723)

(1)    The effect to net income totals $(205) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(101) million in realized capital gains and losses, $34 million in net investment income, $(106) million in interest credited to contractholder funds and $(32) million in contract benefits.

(2)  Comprises $1 million of assets and $89 million of liabilities.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2010.

($ in millions)		Total realized and unrealized gains (losses) included in:
	Balance as of December 31, 2009	Net income (1)	OCI on Statement of Financial Position	Purchases, sales, issuances and settlements, net	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2010
Assets
Fixed income securities:
Municipal	$746	$(10)	$8	$(95)	$19	$(67)	$601
Corporate	2,020	23	128	(285)	403	(529)	1,760
Foreign government	20	--	--	(20)	--	--	--
RMBS	1,052	(268)	475	(41)	--	(29)	1,189
CMBS	1,322	(235)	589	(525)	108	(415)	844
ABS	1,710	60	236	205	--	(237)	1,974
Redeemable preferred stock	1	--	--	--	--	--	1
Total fixed income securities	6,871	(430)	1,436	(761)	530	(1,277)	6,369
Equity securities	27	15	2	(13)	--	(2)	29
Other investments:
Free-standing derivatives, net	(53)	(43)	--	19	--	--	(77)	(2)
Other assets	2	(1)	--	--	--	--	1
Total recurring Level 3 assets	$6,847	$(459)	$1,438	$(755)	$530	$(1,279)	$6,322

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(110)	$(31)	$--	$3	$(515)	$--	$(653)
Total recurring Level 3 liabilities	$(110)	$(31)	$--	$3	$(515)	$--	$(653)

(1)   The effect to net income totals $(490) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(522) million in realized capital gains and losses, $64 million in net investment income, $(1) million in interest credited to contractholder funds and $(31) million in contract benefits.

(2)   Comprises $10 million of assets and $87 million of liabilities.

Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads.  Transfers between level categorizations may also occur due to changes in the valuation source.  For example, in situations where a fair value quote is not provided by the Company’s independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into Level 3.  Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred.  Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

There were no transfers between Level 1 and Level 2 during 2011 or 2010.

During 2011, certain RMBS, CMBS and ABS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and a sustained increase in market activity for these assets.  Additionally, certain ABS that are valued based on non-binding broker quotes were transferred into Level 2 from Level 3 since the inputs were corroborated to be market observable.  During 2010, certain CMBS and ABS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and a sustained increase in market activity for these assets.  When transferring these securities into Level 2, the Company did not change the source of fair value estimates or modify the estimates received from independent third-party valuation service providers or the internal valuation approach.  Accordingly, for securities included within this group, there was no change in fair value in conjunction with the transfer resulting in a realized or unrealized gain or loss.

Transfers into Level 3 during 2011 and 2010 included situations where a fair value quote was not provided by the Company’s independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote where inputs have not been corroborated to be market observable resulting in the security being classified as Level 3.  Transfers out of Level 3 during 2011 and 2010 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company’s independent third-party valuation service provider in the current period.  A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.

Transfers into Level 3 during 2010 also included derivatives embedded in equity-indexed life and annuity contracts due to refinements in the valuation modeling resulting in an increase in significance of non-market observable inputs.

The following table provides the total gains and (losses) included in net income for Level 3 assets and liabilities still held as of December 31.

($ in millions)	2011	2010
Assets
Fixed income securities:
Municipal	$(2)	$(7)
Corporate	19	37
RMBS	--	(203)
CMBS	(12)	(28)
ABS	(35)	52
Total fixed income securities	(30)	(149)
Equity securities	(4)	--
Other investments:
Free-standing derivatives, net	(29)	(26)
Other assets	--	(1)
Total recurring Level 3 assets	$(63)	$(176)

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(134)	$(31)
Total recurring Level 3 liabilities	$(134)	$(31)

The amounts in the table above represent gains and losses included in net income during 2011 and 2010 for the period of time that the asset or liability was determined to be in Level 3.  These gains and losses total $(197) million in 2011 and are reported as follows: $(105) million in realized capital gains and losses, $42 million in net investment income, $(102) million in interest credited to contractholder funds and $(32) million in contract benefits.  These gains and losses total $(207) million in 2010 and are reported as follows: $(248) million in realized capital gains and losses, $74 million in net investment income, $(2) million in interest credited to contractholder funds and $(31) million in contract benefits.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2009.

($ in millions)		Total realized and unrealized gains (losses) included in:						Total gains (losses) included in net income for financial
	Balance as of December 31, 2008	Net income (1)	OCI on Statement of Financial Position	Purchases, sales, issuances and settlements, net	Net transfers in and/or (out) of Level 3	Balance as of December 31, 2009		instruments still held as of December 31, 2009 (3)
Assets
Fixed income securities:
Municipal	$703	$(3)	$31	$(39)	$54	$746		$(1)
Corporate	9,867	18	1,158	(1,591)	(7,432)	2,020		54
Foreign government	--	--	--	30	(10)	20		--
RMBS	1,811	(125)	247	(304)	(577)	1,052		(96)
CMBS	410	(398)	801	(75)	584	1,322		(318)
ABS	1,341	(194)	852	(120)	(169)	1,710		(123)
Redeemable preferred stock	1	--	--	--	--	1		--
Total fixed income securities	14,133	(702)	3,089	(2,099)	(7,550)	6,871		(484)
Equity securities	27	(2)	3	(1)	--	27		(3)
Other investments:
Free-standing derivatives, net	(93)	76	--	(36)	--	(53)	(2)	98
Other assets	1	1	--	--	--	2		1
Total recurring Level 3 assets	$14,068	$(627)	$3,092	$(2,136)	$(7,550)	$6,847		$(388)

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(265)	$148	$--	$7	$--	$(110)		$148
Total recurring Level 3 liabilities	$(265)	$148	$--	$7	$--	$(110)		$148

(1)

The effect to net income totals $(479) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(719) million in realized capital gains and losses, $89 million in net investment income, $3 million in interest credited to contractholder funds and $148 million in contract benefits.

(2)	Comprises $32 million of assets and $85 million of liabilities.
(3)

The amounts represent gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total $(240) million and are reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(481) million in realized capital gains and losses, $87 million in net investment income, $6 million in interest credited to contractholder funds and $148 million in contract benefits.

Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

Financial assets

($ in millions)	December 31, 2011		December 31, 2010
	Carrying value	Fair value	Carrying value	Fair value
Mortgage loans	$6,546	$6,739	$6,553	$6,312
Limited partnership interests - cost basis	754	882	662	719
Bank loans	299	290	322	314
Notes due from related party	275	235	275	245

The fair value of mortgage loans is based on discounted contractual cash flows or, if the loans are impaired due to credit reasons, the fair value of collateral less costs to sell.  Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral.  The fair value of limited partnership interests accounted for on the cost basis is determined using reported net asset values of the underlying funds.  The fair value of bank loans, which are reported in other investments, is based on broker quotes from brokers familiar with the loans and current market conditions.  The fair value of notes due from related party, which are reported in other investments, is based on discounted cash flow calculations using current interest rates for instruments with comparable terms.

Financial liabilities

($ in millions)	December 31, 2011		December 31, 2010
	Carrying value	Fair value	Carrying value	Fair value
Contractholder funds on investment contracts	$30,161	$30,468	$35,040	$34,056
Notes due to related parties	700	659	677	649
Liability for collateral	263	263	465	465

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for the Company’s own credit risk.  Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company’s own credit risk.  Immediate annuities without life contingencies and fixed rate funding agreements are valued at the present value of future benefits using market implied interest rates which include the Company’s own credit risk.

The fair value of notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Company’s own credit risk.  The liability for collateral is valued at carrying value due to its short-term nature.